MFA 2022-INV2 Trust ABS-15G

Exhibit 99.04

Data Field	Discrepancy Count	Percentage
Loan ID	0	0.00%
Origination Date	2	0.21%
Loan Amount	1	0.11%
Interest Rate	13	1.39%
1st Pay Date	3	0.32%
Maturity Date	3	0.32%
Original Term	0	0.00%
Original Payment	10	1.07%
Credit Score	190	20.30%
DSCR	257	27.46%
Loan Purpose	65	6.94%
As-is Property Value	3	0.32%
Foreign National Flag	28	2.99%
Total Variance	575	4.73%